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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended: December 31, 2008

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                              [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                         Greywolf Capital Management LP
                        4 Manhattanville Road, Suite 201
                            Purchase, New York 10577

                         Form 13F File Number: 28-11771

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                Jonathan Savitz,
                               managing member of
                  The General Partner of the Reporting Manager
                                 (914) 251-8200



                              /s/ Jonathan Savitz
                            ________________________
                               Purchase, New York
                                February 17, 2009







                                  Report Type:
                               13F Holdings Report


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                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:

                                       23

                    Form 13 F Information Table Value Total:

                              $ 136,830 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 28-11776
Name: Greywolf Advisors LLC


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
FORM 13F INFORMATION TABLE

                                                           VALUE       SHARES/  SH/ PUT/ INVSTMT  OTHER        VOTING AUTHORITY
        NAME OF ISSUER        TITLE OF CLASS    CUSIP    (x$1000)     PRN AMT   PRN CALL DSCRETN MANAGERS   SOLE     SHARED   NONE
----------------------------- ---------------- ---------  --------   ---------  --- ---- ------- -------- ---------- -------  -----
ARBINET THEXCHANGE INC         COM              03875P100    2,325    1,549,839 SH        OTHER      1     1,549,839
CHESAPEAKE ENERGY CORP         NOTE 2.500% 5/1  165167BZ9    2,919    5,000,000 PRN       OTHER      1     5,000,000
CHESAPEAKE ENERGY CORP         NOTE 2.250%12/1  165167CB1    6,731   15,000,000 PRN       OTHER      1    15,000,000
CRYSTALLEX INTL CORP           COM              22942F101    2,307   12,140,431 SH        OTHER      1    12,140,431
DDI CORP                       COM 0.0001 NEW   233162502    3,615    1,173,675 SH        OTHER      1     1,173,675
GENWORTH FINL INC              COM CL A         37247D106    1,294      457,161 SH        OTHER      1       457,161
GENERAL MTRS CORP              DEB SR CONV B    370442733      860      250,000 PRN       OTHER      1       250,000
GOLD RESV INC                  NOTE 5.500% 6/1  38068NAB4   12,220   30,550,000 PRN       OTHER      1    30,550,000
HANGER ORTHOPEDIC GROUP INC    COM NEW          41043F208   13,266      914,261 SH        OTHER      1       914,261
HARTFORD FINL SVCS GROUP INC   COM              416515104    8,212      500,100 SH        OTHER      1       500,100
IPCS INC                       COM NEW          44980Y305   11,242    1,638,769 SH        OTHER      1     1,638,769
MGIC INVT CORP                 WIS COM          552848103      717      206,000 SH        OTHER      1       206,000
NAVIOS MARITIME ACQUIS CORP    SHS              Y62159101    3,069      361,000 SH        OTHER      1       361,000
NAVIOS MARITIME ACQUIS CORP    *W EXP 06/25/201 Y62159119       85      500,000 SH        OTHER      1       500,000
NAVIOS MARITIME ACQUIS CORP    UNIT 99/99/9999  Y62159127      150       17,000 SH        OTHER      1        17,000
NAVIOS MARITIME HOLDINGS INC   COM              Y62196103    5,981    1,892,702 SH        OTHER      1     1,892,702
NAVISTAR INTL CORP             NEW COM          63934E108   12,015      561,996 SH        OTHER      1       561,996
PARTICLE DRILLING TECHNOLOGI   COM              70212G101      408    3,706,962 SH        OTHER      1     3,706,962
PINNACLE AIRL CORP             NOTE 3.250% 2/1  723443AB3   35,794   53,825,000 PRN       OTHER      1    53,825,000
PROTECTION ONE INC             COM NEW          743663403    4,836    1,011,653 SH        OTHER      1     1,011,653
VANTAGE DRILLING COMPANY       *W EXP 05/24/201 G93205121      122    1,219,000 SH        OTHER      1     1,219,000
VONAGE HLDGS CORP              COM              92886T201    7,071   10,713,543 SH        OTHER      1    10,713,543
XL CAP LTD                     CL A             G98255105    1,591      430,000 SH        OTHER      1       430,000